CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Thousands	USD ($) shares	Share capital USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive loss USD ($)	Deficit USD ($)	Non- controlling interests USD ($)	Incentive Trust USD ($)	Incentive Trust Share capital USD ($)	Ordinary shares shares
Beginning balance number of shares outstanding (in shares) at Dec. 31, 2015 | shares		927,073,000
Beginning balance equity at Dec. 31, 2015	$ 1,312,539	$ 2,036,778	$ 70,051	$ (96,254)	$ (706,891)	$ 8,855
Net income for the year	38,600				39,131	(531)
Unrealized gain (loss) on investments, net of deferred tax expense	819			819
Shares issued under At-The-Market offering (in shares) | shares									14,847,000
Shares issued under At-The-Market offering (Note 12)	$ 44,204	$ 44,204
Number of shares issued on exercise of stock options (in shares) | shares	19,458,000	19,458,000
Shares issued on exercise of stock options (Note 12)	$ 39,758	$ 39,758
Shares pending issuance on exercise of stock options (in shares) | shares		365,000
Shares pending issuance on exercise of stock options	843	$ 843
Shares issued on vesting of RSUs (in shares) | shares		2,533,000
Shares issued on vesting of RSUs (Note 12)	0	$ 4,984	(4,984)
Shares issued for purchase of non-controlling interest	0
Shares issued for mineral interests (in shares) | shares		616,000
Shares issued for mineral interests	1,716	$ 1,716
Share-based payments (Note 12)	14,818		14,818				$ 16	$ 16
Non-controlling interest related to Kronk Resources Inc.	1,251					1,251
Transfer to share capital on exercise of stock options	0	$ 23,694	(23,694)
Ending balance number of shares outstanding (in shares) at Dec. 31, 2016 | shares		964,892,000
Ending balance equity at Dec. 31, 2016	1,454,564	$ 2,151,993	56,191	(95,435)	(667,760)	9,575
Net income for the year	61,566				56,852	4,714
Unrealized gain (loss) on investments, net of deferred tax expense	$ 1,141			1,141
Number of shares issued on exercise of stock options (in shares) | shares	13,708,000	13,343,000
Shares issued on exercise of stock options (Note 12)	$ 25,658	$ 25,658
Shares pending issuance on exercise of stock options (in shares) | shares		174,000
Shares pending issuance on exercise of stock options	410	$ 410
Shares issued on vesting of RSUs (in shares) | shares		1,760,000
Shares issued on vesting of RSUs (Note 12)	0	$ 3,584	(3,584)
Acquisition of non-controlling interest (in shares) | shares		764,000
Shares issued for purchase of non-controlling interest	2,000	$ 2,000
Shares issued for mineral interests	0
Share-based payments (Note 12)	21,054		21,054
Transfer to share capital on exercise of stock options	0	$ 13,622	(13,622)
Ending balance number of shares outstanding (in shares) at Dec. 31, 2017 | shares		980,933,000							980,932,908
Ending balance equity at Dec. 31, 2017	$ 1,566,393	$ 2,197,267	$ 60,039	$ (94,294)	$ (610,908)	$ 14,289